Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2024 shares	Mar. 31, 2024 shares	Mar. 28, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash and cash equivalents				$ 6,652			$ 6,652		$ 2,693
Tax provision				$ 7		$ 23	$ 13	$ 27
Class of warrant or right, Number of securities called by warrants or rights | shares				3,016,409			3,016,409
Financing receivable, allowance for credit loss				$ 0			$ 0		0
Restircted cash deposit to secure letter of credit				137			$ 137		137
Lease expiration date							Sep. 30, 2024
Impairment losses on Long-lived assets				0			$ 0
Provision for loss on contracts				0			0		0
Capitalized contract cost, net				19			19		38
Amortization of acquisition costs				10		$ 15	19	$ 19
Income tax examination, penalties and interest accrued				0			0		0
Deferred offering costs				0			0		1,943
Temporary equity shares outstanding | shares			14,222,580
Decrease in temporary equity due to conversion into permanent equity shares | shares		13,001,114
Temporary equity conversion into permanent equity exchange ratio			0.9141
Accounts receivable				1,617			1,617		1,341	$ 600
Related Party [Member]
Accounts receivable				1,500			1,500		562	0
Accounts receivable				$ 2,235			$ 2,235		829
Public Warrants [Member]
Class of warrants or rights exercise price per share | $ / shares				$ 11.5			$ 11.5
Reverse Recapitalization [Member]
Adjustments to additional paid in capital, Stock issued, Issuance costs					$ 7,058		$ 7,058
Non-US [Member]
Material asset non current				$ 0			$ 0		0
Class A Redeemable Convertible Preferred Stock [Member]
Decrease in temporary equity due to conversion into permanent equity shares | shares	13,001,114
Temporary equity conversion into permanent equity exchange ratio	0.9141						0.9141
Class A Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary equity shares outstanding | shares	14,222,580	14,222,580			14,222,580
Zapata Computing, Inc. [Member]
Cash and cash equivalents									2,693	9,763
Tax provision									20	53
Financing receivable, allowance for credit loss									0
Restircted cash deposit to secure letter of credit									137	137
Impairment losses on Long-lived assets									0	0
Provision for loss on contracts									0	0
Capitalized contract cost, net									38	281	$ 84
Prepaid expense and other assets, noncurrent									0	142	0
Amortization of acquisition costs									75	275
Income tax examination, penalties and interest accrued									0	0
Deferred offering costs									$ 1,943	0
Temporary equity conversion into permanent equity exchange ratio									0.9141
Accounts receivable									$ 1,341	600	$ 938
Zapata Computing, Inc. [Member] | Non-US [Member]
Material asset non current									$ 0	$ 0
Zapata Computing, Inc. [Member] | Customer concentration risk [Member] | Percentage of Revenue [Member] | Major Customer One [Member]
Concentration risk, percentage									35.00%	30.00%
Zapata Computing, Inc. [Member] | Customer concentration risk [Member] | Percentage of Revenue [Member] | Major Customer Two [Member]
Concentration risk, percentage									26.00%	27.00%
Zapata Computing, Inc. [Member] | Customer concentration risk [Member] | Percentage of Revenue [Member] | Major Customer Three [Member]
Concentration risk, percentage									20.00%	19.00%
Zapata Computing, Inc. [Member] | Customer concentration risk [Member] | Percentage of Revenue [Member] | Major Customer Four [Member]
Concentration risk, percentage									17.00%	15.00%
Zapata Computing, Inc. [Member] | Customer concentration risk [Member] | Percentage of Accounts Receivable [Member] | Major Customer One [Member]
Concentration risk, percentage									43.00%	37.00%
Zapata Computing, Inc. [Member] | Customer concentration risk [Member] | Percentage of Accounts Receivable [Member] | Major Customer Two [Member]
Concentration risk, percentage									31.00%	35.00%
Zapata Computing, Inc. [Member] | Customer concentration risk [Member] | Percentage of Accounts Receivable [Member] | Major Customer Three [Member]
Concentration risk, percentage									26.00%	21.00%
Zapata Computing, Inc. [Member] | Class A Redeemable Convertible Preferred Stock [Member]
Temporary equity conversion into permanent equity exchange ratio									0.9141